Debt -10Q - Narrative (Details)	1 Months Ended		6 Months Ended	12 Months Ended
	May 31, 2023 USD ($)	Feb. 29, 2020 USD ($)	Jun. 30, 2023 USD ($) lineOfCredit	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)
Debt Instrument [Line Items]
Note balance			$ 21,627,540	$ 22,109,820
Maximum borrowing capacity				33,000,000.0
Net proceeds from lines of credit				4,795,213	$ 2,575,552
A4 Manufacturing - QCA Segment | Operating Segments
Debt Instrument [Line Items]
Debt instrument, face amount			5,000,000			$ 7,000,000
Notes Payable to Banks
Debt Instrument [Line Items]
Debt instrument, face amount	$ 200,000
Debt instrument term	9 months
Interest rate (as a percent)	15.00%
Notes Payable
Debt Instrument [Line Items]
Note balance				2,062,318	$ 2,062,318
Daily late charge			$ 575
Debt instrument, face amount		$ 2,300,000
Debt instrument term		48 months
Interest rate (as a percent)		4.25%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Number of lines of credit | lineOfCredit			4
Maximum borrowing capacity			$ 35,000,000.0
Net proceeds from lines of credit			12,800,000
Remaining borrowing capacity			$ 4,400,000	3,800,000
Line of Credit | Revolving Credit Facility | Capital Expenditure Line of Credit
Debt Instrument [Line Items]
Number of lines of credit | lineOfCredit			1
Maximum borrowing capacity			$ 500,000	$ 500,000
Line of Credit | Minimum | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument term			1 year
Line of Credit | Minimum | Revolving Credit Facility | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			2.50%
Line of Credit | Maximum | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument term			5 years
Line of Credit | Maximum | Revolving Credit Facility | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			4.25%
Alan Martin | Notes Payable
Debt Instrument [Line Items]
Note balance			$ 2,900,000				$ 2,900,000
Interest payable, current			$ 2,000,000
Default rate (as a percent)			10.00%